ASSET RETIREMENT OBLIGATION - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation
Asset retirement obligation	$ 138,049	$ 126,112
Total undiscounted liability	$ 344,700	$ 126,100	$ 343,900
Risk free rate for calculating asset retirement obligation (as a percent)	5.50%	5.59%
Inflation rate for calculating asset retirement obligation (as a percent)	1.80%	1.80%